UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20005

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/29/00

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:

Name: 	Charter Financial Group, Inc.
Address: 	1401 I Street, NW
		Suite 505
		Washington, DC  20005

Form 13F File Number: 28-_05197__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Susan H. Stewart
Title: 	Chairman & President
Phone: 	(202)289-7443

Signature, Place, and Date of Signing:

Susan H. Stewart 		Washington, DC			November 3,
2000
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
















































Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 	43

Form 13F Information Table Value Total: 	$127099
(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE






























FORM 13F INFORMATION TABLE

			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER
	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	PRN
	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
AT&T CORP.	COM	001957109	454	15450	SH		SOLE		0
	0	15450
ALCOA INC.	COM	013817101	3291	129991	SH		SOLE		29800
	0	100191
AMERICAN POWER CONVERSION	COM	029066107	3710	193324	SH
	SOLE		33400	0	159924
AMGEN INC	COM	031162100	5299	75886	SH		SOLE		17800
	0	58086
BJ'S WHOLESALE CLUB	COM	05548J106	4092	119919	SH		SOLE
	28500	0	91419
BOEING CO.	COM	097023105	485	7700	SH		SOLE		0	0
	7700
CHASE MANHATTAN CORP.	COM	16161A108	3479	75311	SH
	SOLE		17700	0	57611
CHUBB CORP.	COM	171232101	4028	50910	SH		SOLE
	10400	0	40510
CISCO SYSTEMS, INC.	COM	17275R102	5080	91941	SH		SOLE
	14600	0	77341
CITIGROUP INC.	COM	172967101	970	17933	SH		SOLE
	0	0	17933
COASTAL CORP.	COM	190441105	4851	65440	SH		SOLE
	11200	0	54240
COSTCO WHOLESALE CORP.	COM	22160K105	470	13460	SH
	SOLE		0	0	13460
DANAHER CORP.	COM	235851102	4437	89191	SH		SOLE
	18300	0	70891
DELL COMPUTER CORP.	COM	247025109	2485	80633	SH		SOLE
	14560	0	66073
DUKE ENERGY CORP.	COM	264399106	274	3200	SH		SOLE
	0	0	3200
EMC CORP.	COM	268648102	4730	47712	SH		SOLE		9500
	0	38212
ELI LILLY & CO.	COM	532457108	4843	59697	SH		SOLE
	11660	0	48037
ENDESA SPONSORED ADR	COM	29258N107	3085	164510	SH		SOLE
	38000	0	126510
FANNIE MAE 	COM	313586109	229	3200	SH		SOLE		0
	0	3200
FLEET BOSTON FINANCIAL CORP.	COM	339030108	4127	105808	SH
	SOLE		22800	0	83008
GENERAL ELECTRIC COMPANY	COM	369604103	4742	82191	SH
	SOLE		14400	0	67791
HEWLETT-PACKARD CO.	COM	428236103	247	2250	SH		SOLE
	0	0	2250
IBM INC.	COM	459200101	326	2900	SH		SOLE		0	0
	2900
JOHNSON & JOHNSON	COM	478160104	4528	48204	SH		SOLE
	8300	0	39904
LEHMAN BROTHERS HOLDINGS INC.	COM	524908100	5270	35666	SH
	SOLE		6200	0	29466
LIBERATE TECHNOLOGIES	COM	530129105	313	10802	SH
	SOLE		0	0	10802
LUCENT TECHNOLOGIES INC.	COM	549463107	2812	91995	SH
	SOLE		18800	0	73195
MERCK & CO., INC.	COM	589331107	4484	60237	SH		SOLE
	13200	0	47037
MOTOROLA INC.	COM	620076109	343	2350	SH		SOLE		0
	0	2350
NORSK HYDRO A/S SPONS ADR	COM	656531605	3998	94484	SH
	SOLE		24000	0	70484
OMNICOM GROUP	COM	681919106	3354	45979	SH		SOLE
	10100	0	35879
PFIZER INC.	COM	717081103	397	8837	SH		SOLE		0
	0	8837
PROCTOR & GAMBLE CO.	COM	742718109	4197	62640	SH		SOLE
	13500	0	49140
QUALCOMM INC.	COM	747525103	4644	65182	SH		SOLE
	13400	0	51782
SAFEWAY INC.	COM	786514208	3793	81232	SH		SOLE
	16700	0	64532
STAPLES, INC.	COM	855030102	3611	254542	SH		SOLE
	68400	0	186142
STRYKER CORP.	COM	863667101	3516	81892	SH		SOLE
	18000	0	63892
SUN MICROSYSTEMS, INC.	COM	866810104	2148	18400	SH
	SOLE		0	0	18400
TYCO INTERNATIONAL LTD.	COM	902124106	3798	73205	SH
	SOLE		14500	0	58705
UNISYS CORP.	COM	909214108	2804	249230	SH		SOLE
	58000	0	191230
WELLS FARGO CO.	COM	949746101	216	4700	SH		SOLE		0
	0	4700
WORLDCOM INC.	COM	98157D106	4383	144309	SH		SOLE
	26300	0	118009
YAHOO! INC.	COM	984332106	2756	30286	SH		SOLE
	6600	0	23686